Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 14, 2013
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000836487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 14, 2013
Prospectus Date	rr_ProspectusDate	May 23, 2012

Emerging Markets External Debt Portfolio (Prospectus Summary): | Emerging Markets External Debt Portfolio
Emerging Markets External Debt Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 23, 2012 of:

Emerging Markets External Debt Portfolio
(the "Portfolio")

The first paragraph in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 12 of this Prospectus.

The following replaces the "Shareholder Fees" table and related footnote thereto with respect to Class P and Class H shares only in section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees Emerging Markets External Debt Portfolio	Class P	Class H
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	4.00%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%

The following replaces the "Annual Portfolio Operating Expenses" table and related footnotes thereto with respect to Class L shares only in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"
Annual Fund Operating Expenses		Class L Emerging Markets External Debt Portfolio
Advisory Fee		0.75%
Distribution and/or Service (12b-1) Fee	[1]	0.50%
Other Expenses	[2]	0.58%
Total Annual Portfolio Operating Expenses	[3]	1.83%
Fee Waiver and/or Expense Reimbursement	[3]	(0.48%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.35%
[1]	The Board of Directors approved an amendment to the Distribution and Shareholder Services Plan reducing the distribution and shareholder services (12b-1) fee for the Portfolio’s Class L shares from 0.75% to 0.50% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Service (12b-1) Fees shown in the table above have been restated to reflect such change.
[2]	Other expenses have been estimated for the current fiscal year.
[3]	The Portfolio’s "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 0.85% for Class I, 1.10% for Class P, 1.10% for Class H and 1.35% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The following table replaces the "Example" table with respect to Class P, Class H and Class L shares only in the section of the Prospectus entitled "Portfolio Summary—Example::
Expense Example Emerging Markets External Debt Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class P	532	760
Class H	508	736
Class L	137	428

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 23, 2012
Emerging Markets External Debt Portfolio (Prospectus Summary): | Emerging Markets External Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Emerging Markets External Debt Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 23, 2012 of:

Emerging Markets External Debt Portfolio
(the "Portfolio")

Expense, Heading	rr_ExpenseHeading	The first paragraph in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 12 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	The following replaces the "Shareholder Fees" table and related footnote thereto with respect to Class P and Class H shares only in section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Operating Expenses, Caption	rr_OperatingExpensesCaption	The following replaces the "Annual Portfolio Operating Expenses" table and related footnotes thereto with respect to Class L shares only in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following table replaces the "Example" table with respect to Class P, Class H and Class L shares only in the section of the Prospectus entitled "Portfolio Summary—Example::
Emerging Markets External Debt Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	532
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	760
Emerging Markets External Debt Portfolio | Class H
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	508
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	736
Emerging Markets External Debt Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.83%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	428

[1]	The Board of Directors approved an amendment to the Distribution and Shareholder Services Plan reducing the distribution and shareholder services (12b-1) fee for the Portfolio’s Class L shares from 0.75% to 0.50% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Service (12b-1) Fees shown in the table above have been restated to reflect such change.
[2]	Other expenses have been estimated for the current fiscal year.
[3]	The Portfolio’s "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 0.85% for Class I, 1.10% for Class P, 1.10% for Class H and 1.35% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Total Emerging Markets Portfolio (Prospectus Summary): | Total Emerging Markets Portfolio
Total Emerging Markets Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 23, 2012 of:

Total Emerging Markets Portfolio
(the "Portfolio")

The first paragraph in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 16 of this Prospectus.

The following table replaces the "Shareholder Fees" table with respect to Class P shares only in section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P Total Emerging Markets Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%

The following table replaces the "Example" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class P Total Emerging Markets Portfolio	679	1,003

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 23, 2012
Total Emerging Markets Portfolio (Prospectus Summary): | Total Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Total Emerging Markets Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 23, 2012 of:

Total Emerging Markets Portfolio
(the "Portfolio")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 16 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	The following table replaces the "Shareholder Fees" table with respect to Class P shares only in section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following table replaces the "Example" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary—Example:"
Total Emerging Markets Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	679
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,003

Multi-Asset Portfolio (Prospectus Summary): | Multi-Asset Portfolio
Multi-Asset Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 23, 2012 of:

Multi-Asset Portfolio
(the "Portfolio")

The first paragraph in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 14 of this Prospectus.

The following table replaces the "Shareholder Fees" table with respect to Class P shares only in section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P Multi-Asset Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

The following table replaces the "Example" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class P Multi-Asset Portfolio	655	930

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 23, 2012
Multi-Asset Portfolio (Prospectus Summary): | Multi-Asset Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Multi-Asset Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 23, 2012 of:

Multi-Asset Portfolio
(the "Portfolio")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 14 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	The following table replaces the "Shareholder Fees" table with respect to Class P shares only in section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following table replaces the "Example" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary—Example:"
Multi-Asset Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	655
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	930